Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 06, 2025
Capital Unit [Line Items]
Common stock dividends per share declared (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.50	$ 0.40
Common shares repurchased (in shares)					15,184,976	6,570,003	0
Cost of shares repurchased, inclusive of commissions					$ 261.4	$ 105.5	$ 0.0
Unutilized amount of the share repurchase authorization	$ 49.4				$ 49.4
Program
Capital Unit [Line Items]
Stock repurchase program, authorized amount								$ 200.0
CVC Falcon Holdings Limited
Capital Unit [Line Items]
Common shares repurchased (in shares)					7,185,178
Cost of shares repurchased, inclusive of commissions					$ 125.0
Fidelis Partnership
Capital Unit [Line Items]
Common shares repurchased (in shares)					1,487,359	577,383	0
Cost of shares repurchased, inclusive of commissions					$ 25.6	$ 9.3	$ 0.0
Repurchase mechanism percentage					9.8752%
Retained earnings
Capital Unit [Line Items]
Dividends, common stock, cash					$ (53.2)	$ (46.3)	$ 0.0